Reorganization and Acquisitions (Acquisition of RaidCall, Narrative) (Details) - TalkTalk [Member] $ in Thousands	Dec. 24, 2013 USD ($) Directors	Mar. 31, 2015
Business Acquisition [Line Items]
Percentage of acquired equity interests	62.50%
Cash consideration	$ 47,627
Cash consideration, paid to Kalends Group for ordinary shares of TalkTalk	27,600
Cash consideration, injected for newly issued ordinary shares	$ 20,000
Equity interests reserved for grants of equity incentive awards to key employees	15.00%
Equity interests held by Kalends Group	22.50%
Number of directors designated by Changyou | Directors	3
Number of directors of the board | Directors	5
Our equity interests in TalkTalk		70.00%